INTEREST IN SYNTHETIC GUARANTEED INVESTMENT CONTRACTS	12 Months Ended
Dec. 31, 2025
EBP, NGSP
EBP, Master Trust [Line Items]
INTEREST IN SYNTHETIC GUARANTEED INVESTMENT CONTRACTS
5. INTEREST IN SYNTHETIC GUARANTEED INVESTMENT CONTRACTS
Synthetic guaranteed investment contracts consist of fully benefit-responsive wrapper contracts that provide specified interest rates. Realized and unrealized gains and losses on the underlying assets are not reflected immediately in the net assets of the Plan, but are amortized as adjustments to the future interest-crediting rate over a period equal to or less than the duration of the underlying assets. Primary variables affecting the future crediting rate of the wrapper contracts include the current yield of underlying assets, the duration of underlying assets, and the difference between the market value and contract value of underlying assets.
Investments held in synthetic guaranteed investment contracts (at contract value) totaled $3.1 billion and $3.2 billion as of December 31, 2025 and 2024, respectively.
Certain events, such as Plan termination or a plan merger initiated by the Plan sponsor, may limit the ability of the Plan to transact at contract value or may allow for the termination of the wrapper contract at less than contract value. Plan management believes that the occurrence of events that may limit the ability of the Plan to transact at less than contract value is not probable.